SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.	Summary of significant accounting policies

(a)	Basis of presentation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Group. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

(b)	Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(c)	Consolidation

The Group’s consolidated financial statements include the financial statements of the Company and its subsidiaries for which the Company or its subsidiaries are the primary beneficiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

(d)	Fair value measurement

The fair value of the Group’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

(e)	Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including capital commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

(f)	General and administrative expenses

General and administrative expenses primarily consisted of formation-related costs, including legal fee.

(g)	Loss per share

Loss per share is computed in accordance with ASC 260. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed.

Basic loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted profit per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period. Potential ordinary shares include ordinary shares issuable upon the conversion of convertible loan under if-convertible method. The computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss per share.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a). Basis of presentation

The accompanying unaudited condensed consolidated financial statements as of June 30, 2026 and for the six months ended June 30, 2025 and 2026 have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures, which are normally included in complete unaudited consolidated condensed financial statements prepared in accordance with U.S. GAAP, have been omitted pursuant to those rules and regulations. The unaudited condensed consolidated financial information should be read in conjunction with the consolidated financial statements and the notes thereto, included in the Group’s proxy statement/prospectus for the years ended December 31, 2024 and 2025.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of June 30, 2026, and its results of operations for the six months ended June 30, 2025 and 2026, and cash flows for the six months ended June 30, 2025 and 2026. The condensed consolidated balance sheet as of December 31, 2025, was derived from audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements. The results of operations for the six months ended June 30, 2025 and 2026 are not necessarily indicative of the operating results for the full fiscal year or any future periods.

Significant accounting policies followed by the Group in the preparation of the accompanying unaudited condensed consolidated financial statements are summarized below.

(b). Liquidity

For the six months ended June 30, 2025 and 2026 the Group incurred operating loss of US$12,381 and US$3,044,854, and net cash used in operating activities of US$30,615 and US$1,068,796, respectively. As of December 31, 2025 and June 30, 2026, the Group’s cash balance were US$459,809 and US$340,331, while current liabilities were US$3,535,438 and US$5,417,484. These factors raise substantial doubt as to whether the Group will be able to continue as a going concern.

The Group has relied primarily on both operation sources of cash and debt financing to fund its operation and growth. The Group’s ability to continue as a going concern is dependent on management ability to successfully execute its business plan, which includes expanding the business and securing additional financing from the shareholders.

If the Group fails to execute its business plan, the Group may need additional financing to fund its operation. In the event that sufficient additional financing sources are not available, the Group may be unable to implement its current plans for business operation or repay debt obligation, any of which would have material effect on the Group’s business, financial condition and result of operation and would materially adversely affect its ability to continue as a going concern.

After considering management’s plans described above, management has concluded that substantial doubt about the Group’s ability to continue as a going concern within one year after the date these unaudited condensed consolidated financial statements are issued has not been alleviated.

The Group’s unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of such uncertainties.

(c) Consolidation

The Group’s unaudited condensed consolidated financial statements include the unaudited condensed financial statements of the Company and its subsidiaries for which the Company or its subsidiaries are the primary beneficiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

(d) Use of estimates and assumptions

The preparation of the unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet dates, and the reported expenses during the reported periods in the unaudited condensed consolidated financial statements and accompanying notes. Significant accounting estimates and assumptions reflected in the Group’s unaudited condensed consolidated financial statements include, but not limited to, fair value of long-term investment, the valuation of the consideration transferred and the purchase price allocation associated with business combination, and estimated useful life and impairment of intangible assets. Management makes these estimates using the best information available when the calculations are made; however, actual results could differ materially from those estimates.

(e) Foreign currency translation and transactions

The Group uses U.S. dollars (“US$”) as its reporting currency. The functional currency of the Company’s subsidiaries incorporated in Hong Kong and Seychelles is Hong Kong dollar (“HK$”). The functional currency of the Company and its subsidiary incorporated in British Virgin Islands is US$. The Seychelles subsidiary is a holding company and has not yet commenced any operations as of June 30, 2026. The determination of the respective functional currency is based on the criteria of ASC830, “Foreign Currency Matters”.

The results of operations and the unaudited condensed consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the unaudited condensed consolidated balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the unaudited condensed statements of cash flows will not necessarily agree with changes in the corresponding balances on the unaudited condensed consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in unaudited condensed consolidated statements of changes in shareholders’ equity.

The value of HK$ against US$ and other currencies may fluctuate and is affected by, among other things, changes in political and economic conditions of Hong Kong. Any significant revaluation of HK$ may materially affect the Group’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements:

	As of
	December 31, 2025	June 30, 2026
Balance sheet items, except for equity accounts
Period end US$: HK$ exchange rate	7.7833	7.8420

	For the six months ended June 30,
	2025	2026
Items in the statements of operation and comprehensive loss, and statements of cash flows
Average US$: HK$ exchange rate	7.7917	7.8243

No representation is made that the HK$ amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

(f) Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of input are:

Level 1 —	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 —	Include other inputs that are directly or indirectly observable in the marketplace.
Level 3 —	Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash, accounts receivable, amounts due from related parties, amounts due to related parties, convertible loans, contingent consideration and other accrued expenses and current liabilities. All carrying amounts of these short-term financial instruments measured at amortized cost approximate their fair values due to their short-term nature.

The Group estimates the fair value of the contingent consideration earnouts using the probability weighted scenario and update the fair value of the contingent consideration at each reporting period based on the estimated probability of achieving the earnout targets and applying a discount rate that captures the risk associated with the expected contingent payments. To the extent that these estimates change in the future regarding the likelihood of achieving these targets, the Group may need to record material adjustments to its accrued contingent consideration. Such changes in the fair value of contingent consideration are recorded as contingent consideration expense or income in the unaudited condensed consolidated statements of operation.

(g) Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including capital commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

(h) Revenue recognition

The Group recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenue is recognized when the control of the promised goods or services is transferred to the customers, and the performance obligations under the contract have been satisfied, in an amount that reflects the consideration expected to be entitled to in exchange for those goods or services (excluding sales taxes collected on behalf of government authorities).

The Group determines revenue recognition through the following steps:

(1) identify the contract(s) with a customer,

(2) identify the performance obligations in the contract,

(3) determine the transaction price,

(4) allocate the transaction price to the performance obligations in the contract, and

(5) recognize revenue when (or as) the entity satisfies a performance obligation.

These criteria as they relate to each of the following major revenue generating activities are described below.

	For the six months ended June 30,
	2025	2026
	US$	US$
Revenue:
Logistic service	-	6,938,265
Local logistic service	-	6,161,504
Parcel consolidation and cross-border logistic services	-	776,761
Logistics technology solutions services	-	330,727
Total revenue	-	7,268,992

The following table summarizes the Group’s revenues recognized at a point in time or over time:

	For the six months ended June 30,
	2025	2026
	US$	US$
Timing of revenue recognition
Over time	-	7,268,992
Total revenue	-	7,268,992

Logistics technology solutions services

The Group provides logistics technology solutions services focusing on the logistics and last-mile delivery solution. The Group identified that the nature of its overall promise to customers includes (i) implementation and customized configuration services; (ii) logistics technology solutions in the subscription periods, and (iii) maintenance and supporting service. The promises are highly interrelated to provide a combined output of customized logistics technology solutions service during the subscription period. Therefore, the Group identifies only one performance obligation to provide logistics technology solutions service.

The transaction price of the logistics technology solutions services mainly comprises two components, monthly fixed license fee and variable transaction fee based on the customer’s selected transaction volume. Fees, where invoicing is aligned to the pattern of performance, customer benefit and consumption, are typically accounted for utilizing the “as-invoiced” practical expedient. The Group reconciles the total service fees, including license fee and transaction fee, with the customer’s monthly and recognizes variable consideration based on the actual reconciled data, once it is probable that revenue will not be subject to significant reversal. There are no other variable considerations such as refunds, credits, price concessions, incentives, performance bonuses, penalties, or other similar arrangements.

The contract terms generally consist of one-year subscription period. As the customer can simultaneously receive and consume the benefits provided by the Group throughout the performance obligation process, the Group recognizes subscription revenue ratably over the contract term beginning on the date that the Group’s service is made available to the customer.

Logistic services

The Group provides parcel consolidation and cross-border logistic services and local logistic service (collectively, “logistic services”). The Group’s services include goods pickup, parcel consolidation (if needed), transportation and delivery of packages and freight to the designated location, which are highly integrated to provide a combined output of agreed logistic services with the customer. Therefore, the Group identifies one single performance obligation to provide logistic services.

The transaction price for the logistic services is predetermined mainly based on the distance of the transportation and the weight of the goods. Certain contracts may contain customer incentives, guaranteed service refunds or other provisions that can affect the consideration. Revenue relating to the variable consideration is estimated and included in the total consideration if it is probable that a significant revenue reversal will not occur in the future. The estimate of variable consideration is determined by the expected value or most likely amount method and factors in current, past and forecasted experience with the customer. Historically, the impact of such variable consideration has been immaterial.

The Group recognizes revenue over time as logistic services are performed because the customers simultaneously receive and consume the benefit of the logistic services as goods progress toward the designated destination. Further, if the Group were unable to complete delivery to the final location, those services provided would not need to be re-performed.

As control transfers over time, revenue is recognized based on the extent of progress towards completion of the performance obligation. The Group uses the time-in-transit measure of progress for the package delivery contracts. Each order of logistic services is generally completed within a short period, and the amount of revenue related to shipments in transit at period end is not material. Under the typical payment terms of the Group’s customer contracts, the customer pays at periodic intervals (e.g., every 30 days, etc.) on invoices received or pays before the customer collects the goods. Payment terms generally do not extend beyond one year, and as such, there is no significant financing component within the Group’s revenue contracts with customers.

Principal vs. Agent Considerations

The Group may engage independent subcontractors and third-party carriers to perform a portion of the logistic services on behalf of the Group. The Group accounts for the revenue from the logistic services on a gross basis as the Group is acting as a principal in providing the specified services to customers. The Group is primarily responsible for fulfilling the services, selects and directs the subcontractors to deliver the services. The Group also bears credit risk as it is obligated to pay subcontractor with agreed terms even if its customer has not paid it or is in default and the risk of loss due to factors such as physical damage before the specified goods have been transferred to the consumers. Furthermore, the Group has discretion in establishing the price with the customers. All the indicators have demonstrated that the Group controls the services and has the ability to direct the use of the goods and obtain substantially all of the remaining benefits.

Contract balances

The Group classifies its right to consideration in exchange for goods or services transferred to a customer as either a receivable or a contract asset. An account receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Group recognizes accounts receivable in its balance sheets when it performs a good or service in advance of receiving consideration and it has the unconditional right to receive consideration. A contract asset is recorded when the Group has transferred goods or services to the customer before payment is received or is due. As of December 31, 2025 and June 30, 2026, the Group did not record contract assets.

Contract liabilities consist of deferred revenue, which represent the billings or cash received for goods or services in advance of revenue recognition and are recognized as revenue when all of the Group’s revenue recognition criteria are met. As of December 31, 2025 and June 30, 2026, the Group’s deferred revenue amounted to US$39,096 and US$38,560, respectively. The balance is recorded in the line item of accrued expenses and other current liabilities on the condensed consolidated balance sheets. Revenue recognized in the period that was included in the beginning of the period contract liability balance were nil and US$39,096 for the six months ended June 30, 2025 and 2026, respectively.

(i) Cost of revenues

Cost of revenues primarily includes subcontracting transportation and labor, staff costs, trucks expenses, cloud hosting service fees, depreciation expenses, and other direct operating costs.

(j) Selling and marketing expenses

Selling and marketing expenses consist of amortization expenses of intangible assets and marketing and advertising expenses.

(k) General and administrative expenses

General and administrative expenses primarily include amortization expenses of intangible assets, salaries and benefits of the Group’s general and administrative personnel, professional service expenses, office expenses and other general corporate related expenses.

(l) Research and development expenses

Research and development expenses primarily consist of salaries and benefits of research and development personnel, technical support services fees and cloud hosting service fees.

(m) Loss per share

Loss per share is computed in accordance with ASC 260. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed.

Basic loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted profit per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period. Potential ordinary shares include ordinary shares issuable upon the conversion of convertible loan under if-convertible method. The computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss per share.

(n) Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Group’s chief operating decision maker, Chief executive officer, reviews segment results when making decisions about allocating resources and assessing performance of the Group.

As a result of the assessment made by CODM, the Group has two operating segments: Logistics Technology Solutions Services, and Logistic Services. The Group considers a “management approach” concept as the basis for identifying reportable segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments.

(o) Recently issued accounting pronouncements

Recently adopted accounting pronouncements

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326), to address challenges encountered when applying the guidance in Topic 326, Financial Instruments—Credit Losses. The amendment provides (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606. The standard is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. The standard can be applied prospectively. The Group adopted ASU 2025-05 from January 1, 2026.

Recently issued accounting pronouncements not yet adopted

The Jumpstart Our Business Startups Act (“JOBS Act”) provides that an emerging growth company (“EGC”) as defined therein can take advantage of an extended transition period for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Group qualifies as an EGC as of December 31, 2025 and June 30, 2026 and has elected to apply the extended transition period.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. This ASU aligns the requirements in the ASC to the removal of certain disclosure requirements set out in Regulation S-X and Regulation S-K, announced by the SEC. The effective date for each amended topic in the ASC is either the date on which the SEC’s removal of the related disclosure requirement from Regulation S-X or Regulation S-K becomes effective, or on June 30, 2027, if the SEC has not removed the requirements by that date. Early adoption is prohibited. The Group is currently evaluating the impact of adopting ASU 2023-06 on its unaudited condensed consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with SEC Regulation S-X 210.4-08(h), Rules of General Application — General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted, and the disclosures in this standard are required to be applied on a prospective basis with the option to apply the standard retrospectively. The Group is currently evaluating the impact of adopting ASU 2023-06 on its unaudited condensed consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40), to improve the disclosures about an entity’s expenses including more detailed information about the types of expenses in commonly presented expense captions (“ASU 2024-03”). In January 2025, the FASB issued ASU 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). At each interim and annual reporting period, entities will disclose in tabular format disaggregating information about prescribed categories underlying relevant income statement captions, as well as the total amount of selling expense and a description of the composition of its selling expense. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The Group is in the process of evaluation the impact of adopting this new guidance on its unaudited condensed consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments - Credit Losses (Topic 326) - Credit Losses (Topic 326). The amendments in this update expand the population of acquired financial assets subject to the gross-up approach in Topic 326. In accordance with the amendments in this update, loans (excluding credit cards) acquired without credit deterioration and deemed “seasoned” (defined below) are purchased seasoned loans and accounted for using the gross-up approach at acquisition. The amendments in ASU 2025-08 are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Group is in the process of evaluation the impact of adopting this new guidance on its unaudited condensed consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the unaudited condensed consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its financial condition, results of operations, cash flows or disclosure.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

(b). Liquidity

For the years ended December 31, 2024 and 2025, the Group incurred operating loss of US$4,995 and US$1,466,823, and net cash used in operating activities of US$7,877 and US$625,314, respectively. As of December 31, 2024 and 2025, the Group’s cash balance were nil and US$459,809, while current liabilities were US$325,706 and US$3,535,438. These factors raise substantial doubt as to whether the Group will be able to continue as a going concern.

The Group has relied primarily on both operation sources of cash and debt financing to fund its operation and growth. The Group’s ability to continue as a going concern is dependent on management ability to successfully execute its business plan, which includes expanding the business and securing additional financing from the shareholders.

If the Group fails to execute its business plan, the Group may need additional financing to fund its operation. In the event that sufficient additional financing sources are not available, the Group may be unable to implement its current plans for business operation or repay debt obligation, any of which would have material effect on the Group’s business, financial condition and result of operation and would materially adversely affect its ability to continue as a going concern.

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of such uncertainties.

(c) Consolidation

The Group’s consolidated financial statements include the financial statements of the Company and its subsidiaries for which the Company or its subsidiaries are the primary beneficiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

(d) Use of estimates and assumptions

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet dates, and the reported expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates and assumptions reflected in the Group’s consolidated financial statements include, but not limited to, fair value of long-term investment, the valuation of the consideration transferred and the purchase price allocation associated with business combination, and estimated useful life and impairment of intangible assets. Management makes these estimates using the best information available when the calculations are made; however, actual results could differ materially from those estimates.

(e) Foreign currency translation and transactions

The Group uses U.S. dollars (“US$”) as its reporting currency. The functional currency of the Company’s subsidiaries incorporated in Hong Kong is Hong Kong dollar (“HK$”). The functional currency of the Company and its subsidiary incorporated in British Virgin Islands and Seychelles is US$. The Seychelles subsidiary is a holding company and has not yet commenced any operations as of December 31, 2025. The determination of the respective functional currency is based on the criteria of ASC830, “Foreign Currency Matters”.

The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the consolidated balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in consolidated statements of changes in shareholders’ (deficit)/equity.

The value of HK$ against US$ and other currencies may fluctuate and is affected by, among other things, changes in political and economic conditions of Hong Kong. Any significant revaluation of HK$ may materially affect the Group’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	As of December 31,
	2024	2025
Balance sheet items, except for equity accounts
Period end US$: HK$ exchange rate	7.7677	7.7833

	For the years ended December 31,
	2024	2025
Items in the statements of operation and comprehensive loss, and statements of cash flows
Average US$: HK$ exchange rate	7.8030	7.7956

For subsidiaries acquired during the period, the results of operations and the consolidated statements of cash flows denominated in foreign currency are translated using the average exchange rates from the date of acquisition through the end of the reporting period.

No representation is made that the HK$ amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

(f) Acquisitions

In accordance with Accounting Standards Codification (“ASC”) 805, Business Combinations (“ASC 805”), as of the acquisition date, the Company evaluates acquisitions to determine whether the Company has acquired a business or a group of assets. The evaluation includes a screen test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. The results of this evaluation impacts whether the Company accounts for an acquisition under business combination or asset acquisition guidance. If the screen test is met, the acquisition is accounted for as an asset acquisition. If the screen test is not met, the Group then further evaluates whether the assets or group of assets includes, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs.

Acquisitions of assets or a group of assets that do not meet the definition of a business are accounted for as asset acquisitions under ASC 805-50. Under ASC 805, asset acquisitions are measured following a cost accumulation and allocation model, whereby the costs to acquire the assets, including transaction costs, are accumulated and then allocated to the individual assets and liabilities acquired based upon their estimated fair values. No goodwill or bargain purchase gain is recognized in an asset acquisition.

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Group and equity instruments issued by the Group. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. Liabilities related to contingent consideration are recognized at the acquisition date and re-measured at fair value in each subsequent reporting period. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the acquisition date amounts of the identifiable net assets of the acquiree is recorded as goodwill. A gain on bargain purchase is recorded when the fair market value of the net assets acquired exceeds the purchase price paid by the Group.

(g) Cash

Cash consists of bank deposit and cash in hand, which is unrestricted as to withdrawal or use.

(h) Accounts receivable, net

Accounts receivable, net represent amounts due from third party customers and are stated at the original amount less provision for credit losses. Accounts receivable are recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. The Group performs ongoing credit evaluation of its customers, and assesses provision for credit losses based on credit loss model on portfolio balances. Accounts receivable balances are written off when they are determined to be uncollectible after all means of collection have been exhausted and the potential for recovery is considered remote.

(i) Provision for credit loss

In evaluating the need for an allowance for expected credit losses, the Group periodically evaluates the collectability of its receivables. The Group maintains an estimated allowance for credit losses to reduce its receivables to the amount that it believes will be collected. The Group’s estimation of allowance for credit losses considers factors such as historical credit loss experience, age of receivable balances, and current and future economic conditions. If there is strong evidence indicating that the receivables are likely to be unrecoverable, the Group makes specific allowance in the period in which a loss is determined to be probable. Receivables balances are written off after all collection efforts have been exhausted.

For the years ended December 31, 2024 and 2025, no allowance for expected credit losses on accounts receivable has been recorded, as historically, customers generally pay within agreed collection terms, and there is a limited history of write-offs. The Group recorded provision for credit losses of nil and reversal for credit losses of US$13 on amounts due from related parties for the years ended December 31, 2024 and 2025, respectively.

(j) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives with an estimated residual value of the assets. Estimated useful lives are as follows:

Categories	Estimated useful lives
Vehicles	1 to 5 years
Furniture and equipment	4 to 8 years
Leasehold improvements	The shorter of the remaining lease term and the useful life of the improvements

Repair and maintenance expenses are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of loss. The Group also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

(k) Intangible assets

Estimated useful lives by intangible asset classes are as follows:

Category	Estimated useful lives
Brand names	5 years
Customer list	5 years
Software	5 years

The estimated useful lives of intangible assets with definite lives are reassessed if circumstances occur that indicate the original estimated useful lives may have changed.

Definite-lived intangible assets are carried at cost less accumulated amortization and impairment if any.

The definite-lived intangible assets are amortized over their estimated useful lives, which is the period over which the assets are expected to contribute directly or indirectly to the future cash flows of the Group. These intangible assets are tested for impairment at the time of a triggering event, if one were to occur. Definite-lived intangible assets may be impaired when the estimated undiscounted future cash flows generated from the assets are less than their carrying amounts. No impairment of definite-lived intangible assets was recognized for the years ended December 31, 2024 and 2025.

(l) Deferred offering costs

Deferred offering costs consist of underwriting, legal and other expenses incurred through the reporting date that are directly related to an anticipated offering and that will be charged as a reduction against additional paid-in capital upon the completion of the offering. Should the offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. As of December 31, 2024 and 2025, the Group has recognized nil and US$30,528 deferred offering costs.

(m) Long-term investment

Long-term investment primarily consist of equity method investment. The Group accounts for its investment in common stock or in-substance common stock in entities in which it can exercise significant influence but does not own a majority equity interest or control using the equity method in accordance with ASC 323-10, Investments-Equity Method and Joint Ventures: Overall.

Under the equity method, the Group initially records its investment at cost. The Group subsequently adjusts the carrying amount of the investment to recognize its proportionate share of the equity method investee’s net income or loss into earnings after the date of investment. When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee. The Group evaluates all investments for impairment under ASC 323-10. An impairment loss on the investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

The Group recorded losses on equity method investments of US$42,988 and nil in the loss in equity method investments, net of tax in the statements of loss and comprehensive loss for the year ended December 31, 2024, and 2025 respectively.

(n) Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, and the fair value is determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. For the years ended December 31, 2024 and 2025, no impairment loss was recognized.

(o) Lease

The Group accounts for leases under ASC Topic 842 (“ASC 842”) and elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

Right-of-use assets (“ROU assets”) represent the Group’s rights to use underlying assets for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. The operating right-of-use assets and related operating lease liabilities are recognized at the lease commencement date. The Group recognizes operating lease expenses on a straight-line basis over the lease term.

Operating leases

The Group’s operating leases consisted of business premises.

Operating lease ROU assets

The ROU assets are initially measured at cost, which comprise the initial amounts of the lease liabilities adjusted for any lease payments made at or before the commencement date.

Operating lease liabilities

Lease liabilities are initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the discount rate for the leases. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option.

Lease liabilities are measured at amortized cost using the effective interest rate method. They are re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

Both amortization of operating lease right-of-use assets and interest accretion on operating lease liabilities are recorded to rent expense cover the lease term. Rent expenses are included in general and administrative expenses.

(p) Convertible loans

The Group evaluates embedded conversion features within convertible debt to determine whether the embedded conversion feature(s) should be bifurcated from the host instrument and accounted for as a derivative at fair value with changes in fair value recorded in earnings. If an embedded derivative is bifurcated from share-settled convertible debt, the Group records the debt component at cost less a debt discount equal to the bifurcated derivative’s fair value. If the conversion feature is not required to be accounted for separately as an embedded derivative, the convertible debt instrument is accounted for wholly as debt. The Group amortizes the debt discount over the life of the debt instrument as additional non-cash interest expense utilizing the effective interest method. Debt issuance and offering costs are recorded as debt discount, which is amortized as interest expense over the term of the convertible debt instrument using the effective interest method.

(q) Non-controlling Interest

A non-controlling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheets and net loss and other comprehensive loss attributable to non-controlling shareholders are presented as a separate component on the consolidated statements of loss.

(r) Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of input are:

Level 1 —	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 —	Include other inputs that are directly or indirectly observable in the marketplace.
Level 3 —	Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash, accounts receivable, amounts due from related parties, amounts due to related parties, convertible loans, contingent consideration and other accrued expenses and current liabilities. All carrying amounts of these short-term financial instruments measured at amortized cost approximate their fair values due to their short-term nature.

The Group estimates the fair value of the contingent consideration earnouts using the probability weighted scenario and update the fair value of the contingent consideration at each reporting period based on the estimated probability of achieving the earnout targets and applying a discount rate that captures the risk associated with the expected contingent payments. To the extent that these estimates change in the future regarding the likelihood of achieving these targets, the Group may need to record material adjustments to its accrued contingent consideration. Such changes in the fair value of contingent consideration are recorded as contingent consideration expense or income in the consolidated statements of operation.

(s) Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including capital commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

(t) Related parties

Related parties, which can be a corporation or individual, are considered to be related if the Group has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Related party transactions are transfers of resources, services or obligations between the Group and its related parties. The Group discloses material related party transactions in accordance with ASC 850, “Related Party Disclosures.”

Transactions involving related parties cannot be presumed to be carried out on terms equivalent to those prevailing in arm’s-length transactions, as the requisite conditions of competitive, free-market dealings may not exist. Representations about related party transactions, if made, shall not imply that such transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

(u) Revenue recognition

The Group recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenue is recognized when the control of the promised goods or services is transferred to the customers, and the performance obligations under the contract have been satisfied, in an amount that reflects the consideration expected to be entitled to in exchange for those goods or services (excluding sales taxes collected on behalf of government authorities).

The Group determines revenue recognition through the following steps:

(1) identify the contract(s) with a customer,

(2) identify the performance obligations in the contract,

(3) determine the transaction price,

(4) allocate the transaction price to the performance obligations in the contract, and

(5) recognize revenue when (or as) the entity satisfies a performance obligation.

These criteria as they relate to each of the following major revenue generating activities are described below.

	For the years ended December 31,
	2024	2025
	US$	US$
Revenue:
Logistic service	-	4,884,791
Local logistic service	-	4,235,933
Parcel consolidation and cross-border logistic services	-	648,858
Logistics technology solutions services	-	122,840
Total revenue	-	5,007,631

The following table summarizes the Group’s revenues recognized at a point in time or over time:

	For the years ended December 31,
	2024	2025
	US$	US$
Timing of revenue recognition
Over time	-	5,007,631
Total revenue	-	5,007,631

Logistics technology solutions services

The Group provides logistics technology solutions services focusing on the logistics and last-mile delivery solution. The Group identified that the nature of its overall promise to customers includes (i) implementation and customized configuration services; (ii) logistics technology solutions in the subscription periods, and (iii) maintenance and supporting service. The promises are highly interrelated to provide a combined output of customized logistics technology solutions service during the subscription period. Therefore, the Group identifies only one performance obligation to provide logistics technology solutions service.

The transaction price of the logistics technology solutions services mainly comprises two components, monthly fixed license fee and variable transaction fee based on the customer’s selected transaction volume. Fees, where invoicing is aligned to the pattern of performance, customer benefit and consumption, are typically accounted for utilizing the “as-invoiced” practical expedient. The Group reconciles the total service fees, including license fee and transaction fee, with the customer’s monthly and recognizes variable consideration based on the actual reconciled data, once it is probable that revenue will not be subject to significant reversal. There are no other variable considerations such as refunds, credits, price concessions, incentives, performance bonuses, penalties, or other similar arrangements.

The contract terms generally consist of one-year subscription period. As the customer can simultaneously receive and consume the benefits provided by the Group throughout the performance obligation process, the Group recognizes subscription revenue ratably over the contract term beginning on the date that the Group’s service is made available to the customer.

Logistic services

The Group provides parcel consolidation and cross-border logistic services and local logistic service (collectively, “logistic services”). The Group’s services include goods pickup, parcel consolidation (if needed), transportation and delivery of packages and freight to the designated location, which are highly integrated to provide a combined output of agreed logistic services with the customer. Therefore, the Group identifies one single performance obligation to provide logistic services.

The transaction price for the logistic services is predetermined mainly based on the distance of the transportation and the weight of the goods. Certain contracts may contain customer incentives, guaranteed service refunds or other provisions that can affect the consideration. Revenue relating to the variable consideration is estimated and included in the total consideration if it is probable that a significant revenue reversal will not occur in the future. The estimate of variable consideration is determined by the expected value or most likely amount method and factors in current, past and forecasted experience with the customer. Historically, the impact of such variable consideration has been immaterial.

The Group recognizes revenue over time as logistic services are performed because the customers simultaneously receive and consume the benefit of the logistic services as goods progress toward the designated destination. Further, if the Group were unable to complete delivery to the final location, those services provided would not need to be re-performed.

As control transfers over time, revenue is recognized based on the extent of progress towards completion of the performance obligation. The Group uses the time-in-transit measure of progress for the package delivery contracts. Each order of logistic services is generally completed within a short period, and the amount of revenue related to shipments in transit at period end is not material. Under the typical payment terms of the Group’s customer contracts, the customer pays at periodic intervals (e.g., every 30 days, etc.) on invoices received or pays before the customer collects the goods. Payment terms generally do not extend beyond one year, and as such, there is no significant financing component within the Group’s revenue contracts with customers.

Principal vs. Agent Considerations

The Group may engage independent subcontractors and third-party carriers to perform a portion of the logistic services on behalf of the Group. The Group accounts for the revenue from the logistic services on a gross basis as the Group is acting as a principal in providing the specified services to customers. The Group is primarily responsible for fulfilling the services, selects and directs the subcontractors to deliver the services. The Group also bears credit risk as it is obligated to pay subcontractor with agreed terms even if its customer has not paid it or is in default and the risk of loss due to factors such as physical damage before the specified goods have been transferred to the consumers. Furthermore, the Group has discretion in establishing the price with the customers. All the indicators have demonstrated that the Group controls the services and has the ability to direct the use of the goods and obtain substantially all of the remaining benefits.

Contract balances

The Group classifies its right to consideration in exchange for goods or services transferred to a customer as either a receivable or a contract asset. An account receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Group recognizes accounts receivable in its balance sheets when it performs a good or service in advance of receiving consideration and it has the unconditional right to receive consideration. A contract asset is recorded when the Group has transferred goods or services to the customer before payment is received or is due. As of December 31, 2024 and 2025, the Group did not record contract assets.

Contract liabilities consist of deferred revenue, which represent the billings or cash received for goods or services in advance of revenue recognition and are recognized as revenue when all of the Group’s revenue recognition criteria are met. As of December 31, 2024 and 2025, the Group’s deferred revenue amounted to nil and US$39,096, respectively. The balance is recorded in the line item of accrued expenses and other current liabilities on the consolidated balance sheets. Revenue recognized in the period that was included in the beginning of the period contract liability balance were nil for the years ended December 31, 2024 and 2025, respectively.

(v) Cost of revenues

Cost of revenues primarily includes cloud hosting service fees, staff costs, subcontracting transportation and labor, trucks expenses, depreciation expenses, and other direct operating costs.

(w) Selling and marketing expenses

Selling and marketing expenses consist of amortization expenses of intangible assets, salaries and benefits of marketing and business personnel and marketing and advertising expenses.

(x) General and administrative expenses

General and administrative expenses primarily include salaries and benefits of the Group’s general and administrative personnel, professional service expenses, office expenses and other general corporate related expenses.

(y) Research and development expenses

Research and development expenses primarily consist of salaries and benefits of research and development personnel, technical support services fees and cloud hosting service fees.

(z) Income tax

The Group accounts for income taxes under ASC 740. Provision for income taxes consists of current taxes and deferred taxes. Current tax is recognized based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases that will be in effect when the differences are expected to reverse. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, based on a more-likely-than-not threshold, to reduce deferred tax assets to the amount expected to be realized. The Group’s ability to realize deferred tax assets depends on each individual entity’s ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes”, prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of loss for the years ended December 31, 2024 and 2025, respectively. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

(aa) Employee benefits

Short-term employee benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Defined benefit plan

A defined benefit plan is a pension plan that is not a defined contribution plan. Typically defined benefit plans define an amount of pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and compensation.

The Group recognizes long service payments to be made by the Group to its employees upon the termination of services as a defined benefit plan under post-employment benefits. The defined benefit liabilities relate to government-mandated long service payments. All full-time employees, including executive directors, are covered by program. An employee employed under a continuous contract for not less than five years is eligible for long service payments if the employee retires, resigns or is dismissed under qualifying conditions.

For the eligible employees to be retired, resigned or dismissed before May 1, 2025, long service payments are calculated based on two-third of the salary of last month (or average monthly salary over last twelve months) and the reckonable years of service subject to a maximum amount of HK$390,000 (US$50,107).

For the eligible employees to be retired, resigned or dismissed on or after 1 May 2025, long service payments are divided into two portions (i.e. pre-transition portion and post-transition portion). The pre-transition portion is calculated based on two-third of the salary for April 2025 (or average monthly salary for the twelve months ending April 30, 2025) and the reckonable years of service up to April 30, 2025. The post-transition portion is calculated based on two-third of the salary of last month (or average monthly salary over last twelve months) and the reckonable years of service counting from May 1, 2025 to the last day of employment. The total of the two portions is subject to a maximum amount of HK$390,000 (US$50,107).

The liability recognized in the consolidated balance sheets in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period. The defined benefit obligation is calculated annually using the projected unit credit method. When there is significant change to the plan and key assumptions, the defined benefit obligation will be recalculated. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using government bonds yield that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension obligation.

Remeasurements arising from experience adjustments and changes in actuarial assumptions are charged or credited to other comprehensive income and immediately recognized in retained earnings/(accumulated deficit) in the year in which they arise. The current service cost of the defined benefit plan, recognized in the consolidated statement of loss in employee benefit expense, except where included in the cost of an asset, reflects the increase in the defined benefit obligation results from employee service in the current year, benefit changes, curtailments and settlements. Past-service costs are recognized immediately in profit or loss.

The provision of long service payments under defined benefit plan was nil and US$9,960 for the years ended December 31, 2024 and 2025, respectively.

(bb) (Loss)/profit per share

(Loss)/profit per share is computed in accordance with ASC 260. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed.

Basic (loss)/profit per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted profit per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period. Potential ordinary shares include ordinary shares issuable upon the conversion of convertible loan under if-convertible method. The computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss per share.

(cc) Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Group’s chief operating decision maker, Chief executive officer, reviews segment results when making decisions about allocating resources and assessing performance of the Group.

As a result of the assessment made by CODM, the Group has two operating segments: Logistics Technology Solutions Services, and Logistic Services. The Group considers a “management approach” concept as the basis for identifying reportable segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments.

(dd) Recently issued accounting pronouncements

Recently adopted accounting pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40). The ASU simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. The FASB reduced the number of accounting models for convertible debt and convertible preferred stock instruments and made certain disclosure amendments to improve the information provided to users. In addition, the FASB amended the derivative guidance for the “own stock” scope exception and certain aspects of the EPS guidance. For public business entities that meet the definition of an SEC filer, excluding entities eligible to be smaller reporting companies (SRCs) as defined by the SEC, the guidance was effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the guidance was effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption was permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Group adopted ASU 2020-06 from January 1, 2024.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic ASC 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The ASU improves reportable segment disclosure requirements, primarily through enhanced disclosure about significant segment expenses. The enhancements under this update require disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, require disclosure of other segment items by reportable segment and a description of the composition of other segment items, require annual disclosures under ASC 280 to be provided in interim periods, clarify use of more than one measure of segment profit or loss by the CODM, require that the title of the CODM be disclosed with an explanation of how the CODM uses the reported measures of segment profit or loss to make decisions, and require that entities with a single reportable segment provide all disclosures required by this update and required under ASC 280. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Group adopted ASU 2023-07 from the annual period ended December 31, 2024. The adoption of this standard did not have a material impact to the Group’s results of operations, cash flows or financial condition.

Recently issued accounting pronouncements not yet adopted

The Jumpstart Our Business Startups Act (“JOBS Act”) provides that an emerging growth company (“EGC”) as defined therein can take advantage of an extended transition period for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Group qualifies as an EGC as of December 31, 2024 and 2025 and has elected to apply the extended transition period.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. This ASU aligns the requirements in the ASC to the removal of certain disclosure requirements set out in Regulation S-X and Regulation S-K, announced by the SEC. The effective date for each amended topic in the ASC is either the date on which the SEC’s removal of the related disclosure requirement from Regulation S-X or Regulation S-K becomes effective, or on June 30, 2027, if the SEC has not removed the requirements by that date. Early adoption is prohibited. The Group is currently evaluating the impact of adopting ASU 2023-06 on its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with SEC Regulation S-X 210.4-08(h), Rules of General Application — General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted, and the disclosures in this standard are required to be applied on a prospective basis with the option to apply the standard retrospectively. The Group is currently evaluating the impact of adopting ASU 2023-06 on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40), to improve the disclosures about an entity’s expenses including more detailed information about the types of expenses in commonly presented expense captions (“ASU 2024-03”). In January 2025, the FASB issued ASU 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). At each interim and annual reporting period, entities will disclose in tabular format disaggregating information about prescribed categories underlying relevant income statement captions, as well as the total amount of selling expense and a description of the composition of its selling expense. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The Group is in the process of evaluation the impact of adopting this new guidance on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326), to address challenges encountered when applying the guidance in Topic 326, Financial Instruments—Credit Losses. The amendment provides (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606. The standard is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. The standard can be applied prospectively.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments - Credit Losses (Topic 326) - Credit Losses (Topic 326). The amendments in this update expand the population of acquired financial assets subject to the gross-up approach in Topic 326. In accordance with the amendments in this update, loans (excluding credit cards) acquired without credit deterioration and deemed “seasoned” (defined below) are purchased seasoned loans and accounted for using the gross-up approach at acquisition. The amendments in ASU 2025-08 are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Group is in the process of evaluation the impact of adopting this new guidance on its consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its financial condition, results of operations, cash flows or disclosure.